Goodwill and Other Intangible Assets - Changes in Carrying Value of Goodwill by Segment (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Goodwill, Gross Beginning Balance		$ 5,060	$ 5,060	$ 9,454
Decrease in Goodwill Due to CEOC Deconsolidation				(4,294)
Goodwill, Written off Related to Sale of Business Unit	[1]			(100)
Goodwill, Gross Ending Balance			5,060	5,060
Goodwill, Impaired, Accumulated Impairment Loss, Beginning		(3,452)	(3,452)	(7,088)
Goodwill, Accumulated Impairment Transfers				3,621
Goodwill, Accumulated Impairment Written Off Related to Sale of Business Unit	[1]			15
Goodwill, Impaired, Accumulated Impairment Loss			(3,452)	(3,452)
Net Carrying Value of Goodwill		1,608	1,608	1,608
CEOC
Goodwill [Roll Forward]
Goodwill, Gross Beginning Balance		0	0	4,294
Decrease in Goodwill Due to CEOC Deconsolidation				(4,294)
Goodwill, Written off Related to Sale of Business Unit				0
Goodwill, Gross Ending Balance			0	0
Goodwill, Impaired, Accumulated Impairment Loss, Beginning		0	0	(3,621)
Goodwill, Accumulated Impairment Transfers				3,621
Goodwill, Accumulated Impairment Written Off Related to Sale of Business Unit				0
Goodwill, Impaired, Accumulated Impairment Loss			0	0
Net Carrying Value of Goodwill			0	0
CERP
Goodwill [Roll Forward]
Goodwill, Gross Beginning Balance		3,894	3,894	3,894
Decrease in Goodwill Due to CEOC Deconsolidation				0
Goodwill, Written off Related to Sale of Business Unit				0
Goodwill, Gross Ending Balance			3,894	3,894
Goodwill, Impaired, Accumulated Impairment Loss, Beginning		(2,492)	(2,492)	(2,492)
Goodwill, Accumulated Impairment Transfers				0
Goodwill, Accumulated Impairment Written Off Related to Sale of Business Unit				0
Goodwill, Impaired, Accumulated Impairment Loss			(2,492)	(2,492)
Net Carrying Value of Goodwill			1,402	1,402
CGP
Goodwill [Roll Forward]
Goodwill, Gross Beginning Balance		1,166	1,166	1,266
Decrease in Goodwill Due to CEOC Deconsolidation				0
Goodwill, Written off Related to Sale of Business Unit				(100)
Goodwill, Gross Ending Balance			1,166	1,166
Goodwill, Impaired, Accumulated Impairment Loss, Beginning		$ (960)	(960)	(975)
Goodwill, Accumulated Impairment Transfers				0
Goodwill, Accumulated Impairment Written Off Related to Sale of Business Unit				15
Goodwill, Impaired, Accumulated Impairment Loss			(960)	(960)
Net Carrying Value of Goodwill			$ 206	$ 206
Licensing Agreements [Member]
Goodwill [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		7 years 3 months	7 years 6 months

[1]	Assets and liabilities related to the SMG Business were reclassified to assets held for sale (see Note 17).